Basis of Presentation and General Information - Assets Liabilities And Stock holders Equity (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Inventories	$ 2,772,532	$ 3,687,098
Advances and prepayments	637,881	782,125
Vessels, net (after impairment of $40,185,873)	681,337,153	$ 832,335,059	$ 835,152,403
Deferred income	(76,949)
Imperial [Member]
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Cash, including restricted cash	4,704,521
Trade and other receivables	2,488,560
Inventories	270,489
Advances and prepayments	244,725
Vessels, net (after impairment of $40,185,873)	80,500,000
Trade accounts payable	(1,618,146)
Accrued and other liabilities	(312,642)
Deferred income	(943,404)
Customer Deposits	(368,000)
Debt	(27,804,000)
Net assets of Imperial distributed to stockholders	$ 57,162,103